Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
6.
Intangible assets, net

Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Business Cooperation Agreement	1,554,046	1,554,046
Brand names	321,000	321,000
Non-compete commitment	79,141	79,141
Technology/platform	31,600	31,600
Total	1,985,787	1,985,787
Less: accumulated amortization	(1,234,212)	(1,508,231)
Less: accumulated impairment loss	(206,925)	(206,925)
Intangible assets, net	544,650	270,631

Amortization expenses related to intangible assets were RMB317,795, RMB324,236, and RMB274,019 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group expects to record amortization expenses of RMB197,141, RMB62,836, RMB3,114, RMB3,114 and RMB4,426 for the years ending December 31, 2024, 2025, 2026, 2027, 2028 and thereafter, respectively.

In the impairment assessment performed in 2022, the Group concluded that the carrying amounts of the intangible assets exceeded their respective fair values and recorded impairment losses of RMB206,925 for the year ended December 31, 2022.